COMMON STOCK OPTIONS (Details) - Schedule of Share-Based Compensation, Stock Options, Activity - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Schedule of Share-Based Compensation, Stock Options, Activity [Abstract]
Outstanding, January 1, 2016	20,715,000	20,965,000
Outstanding, January 1, 2016	$ 0.143	$ 0.18
Granted	6,900,000	150,000
Granted	$ 0.097	$ 0.00
Expired/Canceled	(7,300,000)	(400,000)
Expired/Canceled	$ 0.206	$ 0.10
Outstanding, December 31, 2016	20,315,000	20,715,000
Outstanding, December 31, 2016	$ 0.105	$ 0.143
Exercisable	19,740,000	19,640,000
Exercisable	$ 0.105	$ 0.14